Label	Element	Value
T. Rowe Price Short-Term Bond Fund, Inc. (Prospectus Summary) | T. Rowe Price Short-Term Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short-Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 70.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds. The fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and asset- and mortgage-backed securities. The fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities of issuers in emerging markets. The fund’s average effective maturity will normally not exceed three years. The fund will only purchase securities that are rated within one of the four highest credit categories at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund may continue to hold a security that has been downgraded after purchase.

In addition, the fund uses interest rate futures primarily in an effort to manage its exposure to changes in interest rates or to adjust portfolio duration, and credit default swaps primarily in an effort to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

Investment decisions generally reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest. For example, if interest rates are expected to fall, the fund may purchase longer-term securities (to the extent consistent with the fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund, there is no guarantee that the fund will achieve its objective(s).The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments such as the discontinuation and replacement of benchmark rates are likely to affect the level of interest rates.

Prepayments and extensions The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

LIBOR Transition Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Derivatives The use of interest rate futures exposes the fund to additional volatility in comparison to investing directly in bonds and other debt instruments. These instruments can experience reduced liquidity and become difficult to value and may involve leverage so that small changes produce disproportionate losses for the fund. The fund’s use of interest rate futures involves the risk that anticipated interest rate movements or evaluations of yield curves will not be accurately predicted, which could harm the fund’s performance. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interest in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyber-attacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The fund’s return for the six months ended 6/30/20 was 2.79%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/2019	1.51%	Worst Quarter	6/30/2013	-0.63%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Short-Term Bond Fund, Inc. (Prospectus Summary) | T. Rowe Price Short-Term Bond Fund, Inc. | Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	none
T. Rowe Price Short-Term Bond Fund, Inc. (Prospectus Summary) | T. Rowe Price Short-Term Bond Fund, Inc. | Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%	[1]
T. Rowe Price Short-Term Bond Fund, Inc. (Prospectus Summary) | T. Rowe Price Short-Term Bond Fund, Inc. | Lipper Short Investment Grade Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Short Investment Grade Debt Funds Average
T. Rowe Price Short-Term Bond Fund, Inc. (Prospectus Summary) | T. Rowe Price Short-Term Bond Fund, Inc. | Lipper Short Investment Grade Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	2.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%	[2]
T. Rowe Price Short-Term Bond Fund, Inc. (Prospectus Summary) | T. Rowe Price Short-Term Bond Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[3]
Management fees	rr_ManagementFeesOverAssets	0.34%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.44%
1 Year	rr_ExpenseExampleYear01	$ 45
3 Years	rr_ExpenseExampleYear03	141
5 Years	rr_ExpenseExampleYear05	246
10 Years	rr_ExpenseExampleYear10	$ 555
Annual Return 2010	rr_AnnualReturn2010	3.13%
Annual Return 2011	rr_AnnualReturn2011	1.46%
Annual Return 2012	rr_AnnualReturn2012	2.86%
Annual Return 2013	rr_AnnualReturn2013	0.30%
Annual Return 2014	rr_AnnualReturn2014	0.60%
Annual Return 2015	rr_AnnualReturn2015	0.60%
Annual Return 2016	rr_AnnualReturn2016	1.58%
Annual Return 2017	rr_AnnualReturn2017	1.33%
Annual Return 2018	rr_AnnualReturn2018	1.38%
Annual Return 2019	rr_AnnualReturn2019	4.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.79%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.51%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.63%)
1 Year	rr_AverageAnnualReturnYear01	4.31%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	1.75%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 1984
T. Rowe Price Short-Term Bond Fund, Inc. (Prospectus Summary) | T. Rowe Price Short-Term Bond Fund, Inc. | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.25%
5 Years	rr_AverageAnnualReturnYear05	1.04%
10 Years	rr_AverageAnnualReturnYear10	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	none
T. Rowe Price Short-Term Bond Fund, Inc. (Prospectus Summary) | T. Rowe Price Short-Term Bond Fund, Inc. | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.54%
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	1.02%
Since Inception	rr_AverageAnnualReturnSinceInception	none
T. Rowe Price Short-Term Bond Fund, Inc. (Prospectus Summary) | T. Rowe Price Short-Term Bond Fund, Inc. | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.34%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	$ 443
1 Year	rr_AverageAnnualReturnYear01	4.18%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2015
T. Rowe Price Short-Term Bond Fund, Inc. (Prospectus Summary) | T. Rowe Price Short-Term Bond Fund, Inc. | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.34%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	$ 966
1 Year	rr_AverageAnnualReturnYear01	4.23%
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2004

[1]	Return since 12/17/15.
[2]	Return since 12/31/15.
[3]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[4]	Restated to show maximum 12b-1 fee rate of 0.25%. Actual rate for the prior fiscal year was 0.20%.